Intangible Assets - Summary of Intangible Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 128
Ending balance	180	$ 128
Gross carrying amount [Member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	621	586
Addition	67	20
Transfer	40
Exchange difference	15	15
Ending balance	743	621
Accumulated depreciation and amortisation [member]
Disclosure Of Intangible Assets [Line Items]
Beginning balance	(493)	(429)
Amortization	(62)	(50)
Exchange difference	(8)	(14)
Ending balance	$ (563)	$ (493)